Leases (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Leases
Schedule of leases

	As of	As of
	June 30, 2024	June 30, 2023
Right-of-use-assets	$529,366	$591,982
Lease liability	524,973	585,182
Weighted average remaining lease term	6.05 years	6.88 years
Weighted average discount rate	3.38%	3.24%

	Year Ended	Year Ended
	June 30,	June 30,
	2024	2023
Operating lease costs	$127,712	$127,717
Short-term lease costs	38,280	38,280
Total lease costs	$165,992	$165,997

Cash paid for amounts included in measurement of lease liabilities	$125,215	$124,090

Schedule of future minimum lease payments

	As of	As of
	September 30,	June 30,
	2024	2024
Right-to-use assets (included in premises and equipment on consolidated balance sheets)	$501,484	$529,366
Lease liability (included in other liabilities on consolidated balance sheets)	497,801	524,973
Weighted average remaining lease term	5.92 years	6.05 years
Weighted average discount rate	3.38%	3.38%

	Three Months	Three Months
	Ended	Ended
	September 30,	September 30,
	2024	2023
Operating lease costs	$31,914	$31,929
Short-term lease costs	9,570	9,570
Total lease costs	$41,484	$41,499

Cash paid for amounts included in measurement of lease liabilities	$31,554	$31,281

		As of
		September 30,
		2024
Lease payments due

Nine months ending June 30, 2025		$89,015
Year ending June 30, 2026		119,825
Year ending June 30, 2027		110,555
Year ending June 30, 2028		44,542
Year ending June 30, 2029		43,200
Thereafter		144,000
Total		551,137
Discount		53,336
Lease liability		$497,801

As of June 30,
2024
Lease payments due

Year ending June 30, 2025	$120,569
Year ending June 30, 2026	119,825
Year ending June 30, 2027	110,555
Year ending June 30, 2028	44,542
Year ending June 30, 2029	43,200
Thereafter	144,000
Total	582,691
Discount	57,718
Lease liability	$524,973